Note 44 - Gains (losses) on derecognition of non financial assets and subsidiaries, net (Details) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Gains (losses) on derecognition of non financial assets and subsidiaries, net
Gains On Disposals Of Investment in Subsidiaries	€ 52	€ 6
Gains On Disposals Of Property Plant And Equipment	60	44
Losses On Disposals Of Investment in Subsidiaries	0	(2)
Losses On Disposals Of Property Plant And Equipment	(32)	(19)
Total Disposal of tangible assets and other, gains	€ 80	€ 30